Annual Operating Expenses - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund	Aug. 29, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.63%